Fair Value Measurements (Details) - Schedule of Fair Value Assumptions of Warrants	Jun. 30, 2024	Mar. 15, 2024
Expected term (in years) | Series C Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	5.4	5.7
Expected term (in years) | Series D Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	5.4	5.7
Stock price | Series C Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	0.55	1.74
Stock price | Series D Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	0.55	1.74
Risk free rate | Series C Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	4.2	4.2
Risk free rate | Series D Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	4.2	4.2
Expected volatility | Series C Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	110	82.5
Expected volatility | Series D Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	110	82.5
Expected dividend rate | Series C Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	0	0
Expected dividend rate | Series D Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	0	0
Exercise Price | Series C Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	0.348	0.75
Exercise Price | Series D Warrant [Member]
Schedule of Fair Value Assumptions of Warrants [Line Items]
Fair value measurement input	0.0001	0.0001